Related Party Balances and Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Loan agreement amount with related party				¥ 2,830	$ 412
Service agreement amount due from related party						¥ 11,972
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Payable due							¥ 11,000
Service agreement amount due from related party						11,972
Loan Agreement [Member] | PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Loan agreement amount with related party	¥ 5,000	¥ 6,000
Interest on loan agreement	0.00%	0.00%
Term of agreement	1 year	1 year
Service Agreements [Member] | PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Loan agreement amount with related party				¥ 2,830			¥ 11,000
Service agreement amount with related party | $			$ 3,286
Service agreement amount due from related party | $					1,000
Prepayment data collection service fee amount | $					$ 1,830